Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Tabular Pay vs. Performance Disclosures
					Value of Fixed $100 Investment Based On:
Fiscal Period	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid for PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Mirion Technologies Total Shareholder Return (5)	Russell 2000 Index Total Shareholder Return (6)	Net Income (Loss) (7)	Adjusted EBITDA (7)(8)
Fiscal Year 2022	$4,075,099	$(12,917,132)	$921,514	$(55,742)	$66	$121	$(288,400,000)	$166,500,000
Partial Fiscal Year 2021	$6,882,576	$13,399,948	$1,114,587	$1,825,348	$105	$140	Successor - $(23,000,000) Predecessor - $(105,700,000)	Successor - $44,500,000 Predecessor - $31,200,000
Fiscal Year 2021	$20,622,413	$20,622,413	$2,684,014	$2,684,014	$105	$137	Predecessor - $(158,400,000)	Predecessor - $152,200,000

Named Executive Officers, Footnote [Text Block]				Mr. Logan was our PEO for all years shown, The amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the "Total" column of the Summary Compensation Table in each applicable year. The amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. For Fiscal Year 2021 and Partial Fiscal Year 2021, the Company's non-PEO NEOs were Brian Schopfer and Michael Freed. For Fiscal Year 2022, the Company's non-PEO NEOs were Brian Schopfer, Michael Freed, Loic Eloy and Michael Rossi.
Peer Group Issuers, Footnote [Text Block]				Represents the weighted peer group TSR. The peer group used for this purpose is the Russell 2000 Industrials Index. The peer group TSR calculated for the Russell 2000 Industrials Index is based on an assumed $100 investment as of 8/20/2020, the first trading day within the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends. The Russell 2000 Industrials Index is utilized to help determine executive pay as Company TSR relative to the Russell 2000 Industrials Index is the basis, in part, by which executive performance awards are earned.
PEO Total Compensation Amount			$ 6,882,576	$ 4,075,099	$ 20,622,413
PEO Actually Paid Compensation Amount			13,399,948	$ (12,917,132)	20,622,413
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our PEO during each year shown:

PEO "CAP" Calculation Detail

Compensation Element	Fiscal Year 2021	Partial Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table (SCT) Reported Total Compensation	$20,622,413	$6,882,576	$4,075,099
Aggregate SCT Reported Equity Compensation (-)	(19,240,000)	(5,509,532)	(2,901,854)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	19,240,000	5,730,904	2,290,703
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	—	6,296,000	(16,021,350)
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	—	(359,730)
"Compensation Actually Paid" Determination	$20,622,413	$13,399,948	$(12,917,132)

				The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount			1,114,587	$ 921,514	2,684,014
Non-PEO NEO Average Compensation Actually Paid Amount			1,825,348	$ (55,742)	2,684,014
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Average Non-PEO NEOs "CAP" Calculation Detail
	Fiscal Period
Compensation Element	Fiscal Year 2021	Partial Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table (SCT) Reported Total Compensation	$2,684,014	$1,114,587	$921,514
Aggregate SCT Reported Equity Compensation (-)	(2,104,375)	(550,946)	(454,065)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	2,104,375	573,082	362,012
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	—	688,625	(867,217)
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	—	(17,986)
"Compensation Actually Paid" Determination	$2,684,014	$1,825,348	$(55,742)

				The equity award adjustments for each fiscal year include the amounts noted in footnote 2.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship Between Compensation Actually Paid and Performance Measures
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and Relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
				In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table. We note, however, that since the three reported periods vary in length, compensation actually paid and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between compensation actually paid to the named executive officers and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, compensation actually paid for the Company's PEO decreased from $20,622,413 in the earliest fiscal period disclosed to ($12,917,132) in the most recently completed fiscal period disclosed, and similarly decreased for the Company’s average non-PEO NEO from $2,684,014 to ($55,742) over the same comparable fiscal periods. In line with such decrease, and because the Russell 2000 Industrials Index is utilized to help determine executive pay, both the Company TSR and Russell 2000 Industrials Index TSR decreased from the earliest fiscal period disclosed to the most recently completed fiscal period. Further, net income (loss) performance decreased as net income (loss) changed from ($158,400,000) to ($288,400,000) over the same comparable fiscal periods. That said, with respect to our Company Selected Measure, Adjusted EBITDA, such metric increased from $152,200,000 in the earliest fiscal period disclosed to $164,700,000 in the most recently completed fiscal period.
Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationship Between Compensation Actually Paid and Performance Measures
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and Relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
				In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table. We note, however, that since the three reported periods vary in length, compensation actually paid and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between compensation actually paid to the named executive officers and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, compensation actually paid for the Company's PEO decreased from $20,622,413 in the earliest fiscal period disclosed to ($12,917,132) in the most recently completed fiscal period disclosed, and similarly decreased for the Company’s average non-PEO NEO from $2,684,014 to ($55,742) over the same comparable fiscal periods. In line with such decrease, and because the Russell 2000 Industrials Index is utilized to help determine executive pay, both the Company TSR and Russell 2000 Industrials Index TSR decreased from the earliest fiscal period disclosed to the most recently completed fiscal period. Further, net income (loss) performance decreased as net income (loss) changed from ($158,400,000) to ($288,400,000) over the same comparable fiscal periods. That said, with respect to our Company Selected Measure, Adjusted EBITDA, such metric increased from $152,200,000 in the earliest fiscal period disclosed to $164,700,000 in the most recently completed fiscal period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationship Between Compensation Actually Paid and Performance Measures
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and Relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
				In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table. We note, however, that since the three reported periods vary in length, compensation actually paid and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between compensation actually paid to the named executive officers and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, compensation actually paid for the Company's PEO decreased from $20,622,413 in the earliest fiscal period disclosed to ($12,917,132) in the most recently completed fiscal period disclosed, and similarly decreased for the Company’s average non-PEO NEO from $2,684,014 to ($55,742) over the same comparable fiscal periods. In line with such decrease, and because the Russell 2000 Industrials Index is utilized to help determine executive pay, both the Company TSR and Russell 2000 Industrials Index TSR decreased from the earliest fiscal period disclosed to the most recently completed fiscal period. Further, net income (loss) performance decreased as net income (loss) changed from ($158,400,000) to ($288,400,000) over the same comparable fiscal periods. That said, with respect to our Company Selected Measure, Adjusted EBITDA, such metric increased from $152,200,000 in the earliest fiscal period disclosed to $164,700,000 in the most recently completed fiscal period.
Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationship Between Compensation Actually Paid and Performance Measures
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and Relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
				In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table. We note, however, that since the three reported periods vary in length, compensation actually paid and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between compensation actually paid to the named executive officers and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, compensation actually paid for the Company's PEO decreased from $20,622,413 in the earliest fiscal period disclosed to ($12,917,132) in the most recently completed fiscal period disclosed, and similarly decreased for the Company’s average non-PEO NEO from $2,684,014 to ($55,742) over the same comparable fiscal periods. In line with such decrease, and because the Russell 2000 Industrials Index is utilized to help determine executive pay, both the Company TSR and Russell 2000 Industrials Index TSR decreased from the earliest fiscal period disclosed to the most recently completed fiscal period. Further, net income (loss) performance decreased as net income (loss) changed from ($158,400,000) to ($288,400,000) over the same comparable fiscal periods. That said, with respect to our Company Selected Measure, Adjusted EBITDA, such metric increased from $152,200,000 in the earliest fiscal period disclosed to $164,700,000 in the most recently completed fiscal period.
Tabular List [Table Text Block]

Adjusted EBITDA
Adjusted Free Cash Flow
Adjusted Organic Revenue
Relative Total Shareholder Return

Total Shareholder Return Amount			105	$ 66	105
Peer Group Total Shareholder Return Amount			140	121	137
Net Income (Loss)	$ (23,000,000)	$ (105,700,000)		$ (288,400,000)	$ (158,400,000)
Company Selected Measure Amount	44,500,000	31,200,000		166,500,000	152,200,000
PEO Name				Mr. Logan
Additional 402(v) Disclosure [Text Block]				TSR for the Company is calculated based on an assumed $100 investment as of 8/20/2020, the first trading day within the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends.The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable fiscal year. The amount of net income reported for the fiscal period from July 1, 2020 through December 31, 2021 reflects the net income relating to the Predecessor for July 1, 2021 through October 19, 2021 and the net income relating to the Successor for October 20, 2021 through December 31, 2021.We use financial measures in this proxy statement, including Adjusted EBITDA, Adjusted Free Cash Flow and Adjusted Organic Revenue, that are not measures of financial performance under GAAP, in particular as compensation targets and for the performance measures described above herein. We believe that non-GAAP financial information, when taken collectively, may be helpful to management and investors because it provides consistency and comparability with past financial performance. However, non-GAAP financial information is presented for supplemental informational purposes only, has limitations as an analytical tool, and should not be considered in isolation or as a substitute for financial information presented in accordance with GAAP. Other companies, including companies in our industry, may calculate similarly titled non-GAAP measures differently or may use other measures to evaluate their performance, all of which could reduce the usefulness of our non-GAAP financial measures as tools for comparison. Investors are encouraged to review the related GAAP financial measures and the reconciliation of these non-GAAP financial measures to their most directly comparable GAAP financial measures and not rely on any single financial measure to evaluate our business.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company Selected Measure is Adjusted EBITDA, While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Adjusted EBITDA, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2022 to Company performance. For a reconciliation of Adjusted EBITDA to net income, (loss) please see the reconciliation below under “Tabular List of Performance Measures.” Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates.Adjusted EBITDA is defined as GAAP net income before interest expense, income tax expense, depreciation and amortization adjusted to remove the impact of foreign currency gains and losses, amortization of acquired intangible assets, the impact of purchase accounting on the recognition of deferred revenue, changes in the fair value of warrants, certain non-operating expenses (impairment related to a business held for sale and an equity investment, incremental one-time costs related to the Business Combination, incremental one-time costs associated with becoming a public company, mergers and acquisition expenses, restructuring costs, costs to achieve information technology system integration and efficiency, and costs to achieve integration and operational synergies), stock-based compensation expense, debt extinguishment, goodwill impairment, and the income tax impacts of these adjustments. Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates. A reconciliation of Adjusted EBITDA to the most comparable GAAP measure is set forth below:

	Successor		Predecessor
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Year Ended June 30, 2021
Net loss (GAAP)	$(288.4)	$(23.0)	$(105.7)	$(158.4)
Interest expense, net	41.9	6.2	52.8	163.2
Income tax (benefit) provision	(18.2)	(6.8)	(5.6)	(5.9)
Amortization	145.8	32.0	19.7	62.8
Depreciation - Mirion Business Combination step-up	6.4	1.3	—	—
Depreciation - all other	22.3	4.0	6.2	20.8
Stock-based compensation expense	31.8	5.3	9.3	—
Decrease in fair value of warrant liabilities	(37.6)	(1.2)	—	—
Goodwill impairment	211.8	—	—	—
Other impairments	7.0	—	—	—
Debt extinguishment	—	—	15.9	—
Foreign currency loss (gain), net	4.9	1.6	(0.6)	13.4
Revenue reduction from purchase accounting	—	2.3	4.5	8.0
Cost of revenues impact from inventory valuation purchase accounting	6.3	15.8	—	5.2
Non-operating expenses	30.7	7.0	34.7	43.1
Reported Adjusted EBITDA (Non-GAAP)	164.7	$44.5	$31.2	$152.2
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	1.8
Adjusted EBITDA for Compensation (Non-GAAP)	$166.5
Medical Group

	Successor	Predecessor
(In millions)	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$(84.4)	$5.9
Amortization	64.3	23.2
Depreciation - Mirion Business Combination step-up	4.8	—
Depreciation - all other	13.3	10.1
Stock-based compensation expense	0.6	—
Goodwill impairment	87.3	—
Revenue reduction from purchase accounting	—	8.0
Cost of revenues impact from inventory valuation purchase accounting	0.9	5.2
Reported Adjusted EBITDA (Non-GAAP)	86.8	$52.4
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(0.2)
Adjusted EBITDA for Compensation (Non-GAAP)	$86.6

Industrial Group

	Successor	Predecessor
(In millions)	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$(98.0)	$81.4
Amortization	81.5	39.6
Depreciation - Mirion Business Combination step-up	1.4	—
Depreciation - all other	8.2	10.1
Stock-based compensation expense	1.0	—
Goodwill impairment	124.5	—
Cost of revenues impact from inventory valuation purchase accounting	5.4	—
Other income/expense	—	0.4
Reported Adjusted EBITDA (Non-GAAP)	124.0	$131.5
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	2.0
Adjusted EBITDA for Compensation (Non-GAAP)	$126.0
Corporate

	Successor	Predecessor
(In millions)	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$(115.4)	$(76.1)
Depreciation - Mirion Business Combination step-up	0.2	—
Depreciation - all other	0.8	0.6
Stock-based compensation expense	30.2	—
Other impairment	7.0	—
Non-operating expense	30.7	43.9
Other income / expense	0.4	(0.1)
Reported Adjusted EBITDA (Non-GAAP)	$(46.1)	$(31.7)

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]
Adjusted Free Cash Flow is defined as free cash flow adjusted to include the impact of cash used to fund certain non-operating expenses described above in the definition of Adjusted EBITDA. Free cash flow is defined as GAAP net cash provided by operating activities adjusted to include the impact of purchases of property, plant, and equipment and purchases of badges. Our Adjusted Free Cash Flow used for purposes of our compensation programs are included below, including a reconciliation of Adjusted Free Cash Flow to the most comparable GAAP measure is set forth below:

	Successor	Predecessor
(In millions)	Year Ended December 31, 2022	Year Ended June 30, 2021
Net cash provided by operating activities	$39.4	$53.6
Purchases of property, plant, and equipment and badges	(34.2)	(23.2)
Free cash flow (non-GAAP)	$5.2	$30.4
Cash used for non-operating expenses	30.7	30.8
Adjusted free cash flow (non-GAAP)	$35.9	$61.2

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Organic Revenue
Non-GAAP Measure Description [Text Block]	Adjusted Organic Revenue is defined as adjusted revenues excluding the impact of foreign exchange rates as well as mergers and acquisitions in the period. Adjusted revenue is defined as GAAP revenue adjusted to remove the impact of purchase accounting on the recognition of deferred revenue. The Adjusted Organic Revenue used for purposes of our compensation programs are included below, including a reconciliation of Adjusted Organic Revenue to the most comparable GAAP measure is set forth below:

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year-over-Year Growth Percentage
Revenues (GAAP)	$717.8	$154.1	$168.0	$346.2	$668.3
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$717.8	$156.4	$172.5	$354.2	$683.1
Less effect of acquisitions	(27.0)
Less effect of foreign currency translation	31.0
Adjusted organic revenues (non-GAAP)	$721.8					5.7%
Medical Group

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage
Revenues (GAAP)	$271.7	$49.2	$60.3	$103.6	$213.1
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$271.7	$51.5	$64.8	$111.6	$227.9
Less effect of acquisitions	(11.6)
Less effect of foreign currency translation	2.4
Adjusted organic revenues (non-GAAP)	$262.5					15.2%
Industrial Group

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage
Revenues (GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Revenues reduction from purchase accounting	—	—	—	—	—
Adjusted revenues (non-GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Less effect of acquisitions	(15.4)
Less effect of foreign currency translation	28.6
Adjusted organic revenues (non-GAAP)	$459.3					0.9%

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]				Relative TSR is defined as the Total Shareholder Return for Mirion during the relevant performance period measured as a comparative percentile to the all companies in the Russell 2000 Industrials index. Total Shareholder Return is the share price appreciation of any particular company’s publicly traded common stock plus dividends accrued, as measured during the applicable performance period.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,509,532)	$ (2,901,854)	$ (19,240,000)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,730,904	2,290,703	19,240,000
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,296,000	(16,021,350)	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(359,730)	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(550,946)	(454,065)	(2,104,375)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			573,082	362,012	2,104,375
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			688,625	(867,217)	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (17,986)	$ 0